Consolidated Statement of Profit or Loss - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit or loss [abstract]
Product sales	€ 66,860,637	€ 18,523,670	€ 0
Royalties	65,576,120	42,467,924	31,787,847
Licenses, Milestones and Other	47,175,087	266,706,871	39,967,456
Revenues	179,611,844	327,698,465	71,755,303
Cost of Sales	(32,194,705)	(9,174,146)	(12,085,198)
Gross profit	147,417,139	318,524,319	59,670,105
Operating Expenses
Research and Development	(225,211,206)	(139,369,832)	(108,431,600)
Selling	(121,542,621)	(107,742,684)	(22,671,481)
General and Administrative	(78,292,297)	(51,403,257)	(36,664,666)
Impairment of Goodwill	(230,700,000)	(2,057,000)	0
Total Operating Expenses	(655,760,744)	(300,572,773)	(167,767,747)
Operating Profit / (Loss)	(508,343,605)	17,951,546	(108,097,642)
Other Income	8,189,829	14,584,829	804,739
Other Expenses	(6,368,762)	(5,175,177)	(626,678)
Finance Income	96,612,146	92,047,221	2,799,473
Finance Expenses	(181,456,484)	(96,214,409)	(2,272,369)
Income from Reversals of Impairment Losses / (Impairment Losses) on Financial Assets	316,000	(702,000)	872,000
Income Tax Benefit / (Expenses)	76,590,860	75,398,566	3,506,419
Consolidated Net Profit / (Loss)	€ (514,460,016)	€ 97,890,576	€ (103,014,058)
Earnings per Share, Basic and Diluted	€ (15.40)	€ 0	€ (3.26)
Earnings per Share, Basic	(15.40)	3.01	(3.26)
Earnings per Share, Diluted	€ (15.40)	€ 2.97	€ (3.26)
Shares Used in Computing Earnings per Share, Basic and Diluted	33,401,069	0	31,611,155
Shares Used in Computing Earnings per Share, Basic		32,525,644
Shares Used in Computing Earnings per Share, Diluted		33,167,852